Cost of sales - Disclosure major items of cost of sales (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Cost of Goods Sold And Services Rendered [Abstract]
Personnel expenses	₨ 2,892	₨ 2,874	₨ 2,859
Network Costs	9,478	9,032	7,869
Cost of Hardware / Software	4,598	4,419	4,327
Power Costs	6,490	5,593	4,623
Total Amount Cost Of Sales	₨ 23,458	₨ 21,918	₨ 19,678